Prepaid Expenses - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 34,414	$ 97,817
Exchange Fees [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	7,500
Prepaid Financing Expenses [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses		50,000
Board Members and Officers [Member] | Insurance Premiums [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses		$ 40,000
Board Members and Officers [Member] | Clinical Trial Insurance Premiums [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 27,000